Intangible Asset Acquisition and Cross License Agreement (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	54 Months Ended	63 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended
	Apr. 30, 2013	Apr. 30, 2013 item	Jul. 31, 2012 item	Jul. 31, 2012	Apr. 30, 2013	Mar. 31, 2011 Patents	Apr. 30, 2013 Patents	Apr. 30, 2012 Patents	Apr. 30, 2013 Patents	Apr. 30, 2012 Patents	Jul. 31, 2012 Patents	Jul. 31, 2011 Patents	Apr. 30, 2013 Engineering and quality documentation	Apr. 30, 2013 Asset purchase of SECTA technology accounted for as an asset acquisition	Mar. 24, 2011 Asset purchase of SECTA technology accounted for as an asset acquisition
Intangible Asset Acquisition and Cross License Agreement disclosures
Scheduled payments to Inovio for assets accounted for as an asset acquisition															$ 3,000,000
Consideration received														0
Fees for sublicense, maximum (as a percent)		10.00%	10.00%
Royalty on net sales, maximum (as a percent)		10.00%	10.00%
Number of licensors of Inovio that Company will pay under the license		1	1
Intangible assets, estimated fair value							3,000,000		3,000,000		3,000,000		0
Intangible assets, relative fair value	2,962,000	2,962,000	2,962,000	2,962,000	2,962,000
Discount		174,000	174,000
Purchase price allocation of assets acquired
Intangible assets - patents accounted for as an asset acquisition							2,788,154		2,788,154		2,788,154
Tangible assets - machinery, property and inventory, accounted for as an asset acquisition	38,000	38,000	38,000	38,000	38,000
Accumulated amortization							1,452,000		1,452,000		929,000	247,000
Estimated remaining useful lives of patents						4 years					2 years 8 months 1 day
Amortization expense							174,000	174,000	523,000	508,000	682,000	247,000
Impairment charges	$ 0	$ 0		$ (9,000)	$ (9,000)